Non-controlling interest (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Balance at beginning of period	$ 17,015	$ 11,136
Non-controlling interest’s 45% share of Buckreef’s comprehensive income	10,271	5,879
Balance at end of period	$ 27,286	$ 17,015